Allowance for credit losses (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
COVID-19 Pandemic
Allowance For Credit Loss [Line Items]
Increase in allowance for credit loss	$ 50.2